Finance/Other Income Revenue and Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Income
Gain on Sale of Investment	$ 947
FV Gain on Investment	1,753
Loan Interest Received	19	814	1,154
Total finance income	2,719	814	1,154
Finance Expense
Interest expense on lease liabilities	18	6	10
Fair Value loss on Investment		1,760	402
Total finance Expense	18	1,766	412
Net finance income/ (expense) recognized in Consolidated statements of operations and comprehensive loss	$ 2,701	$ (952)	$ 742